25. Shareholders' equity (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Shareholders Equity Details 1
Special goodwill reserve	R$ 380,560	R$ 380,560
Stock options	35,601	24,678
Tax benefit reserve	1,271,404	1,158,911
Capital reserves	R$ 1,687,565	R$ 1,564,149